Risks and Financial Instruments - Credit Risk Exposure (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Allowances for doubful accounts on trade receivable	R$ 579,107	R$ 560,892
Weighted average [member] | Current [member]
Statement [Line Items]
Expected credit loss rate	1.20%	1.30%
Weighted average [member] | less than 30 days [member]
Statement [Line Items]
Expected credit loss rate	2.20%	2.10%
Weighted average [member] | 31-60 days [member]
Statement [Line Items]
Expected credit loss rate	8.20%	7.10%
Weighted average [member] | 61-90 days [member]
Statement [Line Items]
Expected credit loss rate	10.90%	20.40%
Weighted average [member] | 91-180 days [member]
Statement [Line Items]
Expected credit loss rate	36.80%	41.80%
Weighted average [member] | more than 180 days [member]
Statement [Line Items]
Expected credit loss rate	55.70%	53.10%
Accounting balance [member]
Statement [Line Items]
Allowances for doubful accounts on trade receivable	R$ 4,938,613	R$ 5,051,328
Accounting balance [member] | Current [member]
Statement [Line Items]
Allowances for doubful accounts on trade receivable	3,751,067	3,843,803
Accounting balance [member] | less than 30 days [member]
Statement [Line Items]
Allowances for doubful accounts on trade receivable	134,836	185,612
Accounting balance [member] | 31-60 days [member]
Statement [Line Items]
Allowances for doubful accounts on trade receivable	43,207	37,801
Accounting balance [member] | 61-90 days [member]
Statement [Line Items]
Allowances for doubful accounts on trade receivable	42,589	24,861
Accounting balance [member] | 91-180 days [member]
Statement [Line Items]
Allowances for doubful accounts on trade receivable	76,158	91,633
Accounting balance [member] | more than 180 days [member]
Statement [Line Items]
Allowances for doubful accounts on trade receivable	890,756	867,618
Provision for losses [member] | Current [member]
Statement [Line Items]
Allowances for doubful accounts on trade receivable	44,091	50,198
Provision for losses [member] | less than 30 days [member]
Statement [Line Items]
Allowances for doubful accounts on trade receivable	2,939	3,975
Provision for losses [member] | 31-60 days [member]
Statement [Line Items]
Allowances for doubful accounts on trade receivable	3,563	2,688
Provision for losses [member] | 61-90 days [member]
Statement [Line Items]
Allowances for doubful accounts on trade receivable	4,630	5,062
Provision for losses [member] | 91-180 days [member]
Statement [Line Items]
Allowances for doubful accounts on trade receivable	28,062	38,337
Provision for losses [member] | more than 180 days [member]
Statement [Line Items]
Allowances for doubful accounts on trade receivable	R$ 495,822	R$ 460,632